SHORT TERM AND LONG-TERM DEBT	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
SHORT TERM AND LONG-TERM DEBT
NOTE 9:	SHORT TERM AND LONG-TERM DEBT

On December 17, 2018, ClientConnect Ltd., a former Israeli subsidiary of Perion, which merged into Perion on June 30, 2020, executed a new loan facility, in the amount of $25,000. Proceeds of the loan facility were applied to refinancing of the existing debt as well as the debt of Undertone, a US subsidiary of Perion.

On March 8, 2021, the Company early repaid the full amount of its loan facility with bank Mizrachi of a principal amount of $8,333 together with the accumulated interest up to this date as per the agreement.